ACQUISITION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary of finalized fair value of assets and assumed liabilities

As of December 2, 2021
Acquired assets

Inventory	$2,408
Other current assets	741
Property and equipment	25
Internal-use software and website	348
Intangible assets
Customer relationships	2,538
Developed technology	748
Trade name	438
Security Deposits	19

Total identifiable assets	$7,265
Liabilities assumed
Accounts payable	$151
Deferred revenue	3,224

Total liabilities	$3,375

Nogin Inc [Member]
Summary of finalized fair value of assets and assumed liabilities	The following table summarizes the finalized fair value of the assets and assumed liabilities (in thousands):

As of December 2, 2021
Acquired assets
Inventory	$2,408
Other current assets	741
Property and equipment	26
Internal-use software and website	348
Intangible assets
Customer relationships	2,538
Developed technology	748
Trade name	438
Security Deposits	19

Total identifiable assets	$7,266
Liabilities assumed
Accounts payable	$151
Deferred revenue	3,224

Total liabilities	$3,375

Business Acquisition, Pro Forma Information
During the period of December 3, 2021 to December 30, 2021, the Company recorded financial information related to Betabrand as follows (in thousands):

December 3-30, 2021

Net revenue	$4,317
Gross margin	$3,156
Net income	$560